Aggregate Values of Carrying Amounts and Fair Values of Investments in Affiliated Companies (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 1 USD ($)	Mar. 31, 2012 Fair Value, Inputs, Level 1 JPY (¥)	Mar. 31, 2011 Fair Value, Inputs, Level 1 JPY (¥)
Schedule of Equity Method Investments [Line Items]
Carrying amount	$ 177,151	¥ 14,599,000	¥ 14,702,000	$ 103,774	¥ 8,552,000	¥ 8,766,000
Aggregate value of quoted market price				$ 103,106	¥ 8,497,000	¥ 7,735,000